STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001, of which 100,000 shares have been designated as Series C convertible preferred stock (“Series C” or “Series C preferred stock”). The Company has 10,000,000 shares of preferred stock authorized. The Board has the authority to issue the shares in one or more series and to fix the designations, preferences, powers and other rights, as it deems appropriate.

Each share of Series C has 434 votes on any matters submitted to a vote of the stockholders of the Company and is entitled to dividends equal to the dividends of 434 shares of common stock. Each share of Series C preferred stock is convertible at any time at the option of the holder into 434 shares of common stock.

Pursuant to the terms and conditions of this Agreement, the Holders each agreed to (a) waive payment of approximately $338,000 of Accrued Compensation; (b) defer payment of the remaining balance of Accrued Compensation owed to each of them of approximately $250,000 until January 1, 2025 ; and (c) exchange the 50,000 Series C Shares ( at total of 100,000) for twenty (20) Series D Convertible Preferred Shares of Kaya Holdings Stock. Mr. Frank’s Series D shares were issued to Mr. Frank and the Series D shares issued for the option held by BMN were issued to RLH Financial Services pursuant to a private sale between BMN and RLH whereby RLH acquired the shares in exchange for a promissory note in the amount of $1,000,000.

Each Share of 40 Series D Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, into one percent (1%) of the Company’s Fully Diluted Capitalization as of the Conversion Date.

On August 20, 2024, the Company filed an amendment to its Certificate of Incorporation with the Delaware Secretary of State increasing the number of shares of common stock that the Company is authorized to 1,500,000,000 shares and the par value changed to $0.0001. Each share of common stock has one vote per share for the election of directors and all other items submitted to a vote of stockholders. The common stock does not have cumulative voting rights, preemptive, redemption or conversion rights.

On September 5, 2024 the Board of Directors approved the issuance of 3,100,000 shares of common stock to various individuals for services rendered to the Company. The shares were issued in accordance with Rule 144. The shares were valued at the market price of $0.041  per share on the date of issuance.

On September 5, 2024, the Board of Directors approved the issuance of 15,300,000 shares of common stock to the officers and directors. And another 1,000,000 shares of common stock issued to FDT Oregon 1 LLC owners who are also the Company’s related party to acquire 51% equity interest of FDT Oregon 1 LLC after January 1, 2025 per the agreement.  FDT Oregon 1 LLC was consolidated in the Company’s financial. The shares were issued in accordance with Rule 144. The shares were valued at the market price of $0.041 per share on the date of issuance.

FDT increased the authorized preferred stock from 85 to 90 shares and issued an additional 9 preferred stock to Kaya Holdings. As the result of the stock changes, the Company’s ownership of FDT changed to approximately 54%.

The Company sold 2,065,000 shares of FDT as of September 30, 2024 for $20,650. It doesn’t affect the control right of the Company.

As of September 30, 2024, there were 41,572,835 shares of common stock outstanding and 1,100,000 shares subscription payable.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001, of which 100,000 shares have been designated as Series C convertible preferred stock (“Series C” or “Series C preferred stock”). The Company has 10,000,000 shares of preferred stock authorized. The Board has the authority to issue the shares in one or more series and to fix the designations, preferences, powers and other rights, as it deems appropriate.

Each share of Series C has 434 votes on any matters submitted to a vote of the stockholders of the Company and is entitled to dividends equal to the dividends of 434 shares of common stock. Each share of Series C preferred stock is convertible at any time at the option of the holder into 434 shares of common stock.

Pursuant to the terms and conditions of this Agreement, the Holders each agreed to (a) waive payment of approximately $338,000 of Accrued Compensation; (b) defer payment of the remaining balance of Accrued Compensation owed to each of them of approximately $250,000 until January 1, 2025 ; and (c) exchange the 50,000 Series C Shares ( at total of 100,000) for twenty (20) Series D Convertible Preferred Shares of Kaya Holdings Stock. Mr. Frank’s Series D shares were issued to Mr. Frank and the Series D shares issued for the option held by BMN were issued to RLH Financial Services pursuant to a private sale between BMN and RLH whereby RLH acquired the shares in exchange for a promissory note in the amount of $1,000,000.

Each Share of 40 Series D Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, into one percent (1%) of the Company’s Fully Diluted Capitalization as of the Conversion Date. This resulted in a related party gain of $559,058.

The Company has 500,000,000 shares of common stock authorized with a par value of $0.001. Each share of common stock has one vote per share for the election of directors and all other items submitted to a vote of stockholders. The common stock does not have cumulative voting rights, preemptive, redemption or conversion rights.

As of December 31, 2023, there were 22,172,835 shares of common stock outstanding and no new issuances of common stock during the year ended December 31, 2023.